Defined Contribution Plan	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Defined Contribution Plan
16. Defined Contribution Plan
The Company sponsors a defined-contribution savings plan under Section 401(k) of the Internal Revenue Code of 1986, as amended, covering substantially all full-time U.S. employees. Participating employees may contribute up to 100% of their eligible compensation up to the annual Internal Revenue Service contribution limit. The 401(k) Plan was adopted in 2014. For 2019 and 2020, the Company matched employee contributions 100% for the first 1% and 50% through a maximum of 6%, totaling $0.9 million and $2.2 million, respectively.